Pensions and Other Post-Retirement Benefits - Assets at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	$ 1,441	$ 1,272	$ 1,263
Level 1
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	222	229
Level 2
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	1,110	951
Level 3
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	109	92
Cash and equivalents
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	3	11
Cash and equivalents | Level 1
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	2	10
Cash and equivalents | Level 2
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	1	1
Cash and equivalents | Level 3
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value
Equity securities-U.S.
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	168	146
Equity securities-U.S. | Level 1
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	31	27
Equity securities-U.S. | Level 2
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	137	119
Equity securities-U.S. | Level 3
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value
Equity securities-non-U.S.
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	361	314
Equity securities-non-U.S. | Level 1
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	35	33
Equity securities-non-U.S. | Level 2
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	326	281
Equity securities-non-U.S. | Level 3
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value
Real estate
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	32	32
Real estate | Level 1
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value
Real estate | Level 2
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value
Real estate | Level 3
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	32	32
Corporate bonds
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	543	496
Corporate bonds | Level 1
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	110	103
Corporate bonds | Level 2
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	433	393
Corporate bonds | Level 3
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value
Debt issued by national, state or local government
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	236	195
Debt issued by national, state or local government | Level 1
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	41	53
Debt issued by national, state or local government | Level 2
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	195	142
Debt issued by national, state or local government | Level 3
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value
Other
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	98	78
Other | Level 1
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	3	3
Other | Level 2
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	18	15
Other | Level 3
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Total Assets at Fair Value	$ 77	$ 60